CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Reclassification out of AOCI (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Realized (gains) losses on sales of investments									$ (570)	$ (748)	$ (3,251)
Income from continuing operations before income taxes	(1,460)	(4,984)	(2,174)	(6,083)	(3,509)	(4,303)	(6,419)	(5,571)	(14,701)	(19,802)	(8,165)
Tax effect	1,077	2,068	1,921	2,131	1,184	1,102	2,225	1,675	7,197	6,186	397
Income from continuing operations	(383)	(2,916)	(253)	(3,952)	(2,325)	(3,201)	(4,194)	(3,896)	(7,504)	(13,616)	(7,768)
(Gain) loss reclassified from AOCI
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes									542	1,071
Tax effect									(208)	(422)
Income from continuing operations									334	649
(Gain) loss reclassified from AOCI | Realized gains (losses) on investment securities
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Realized (gains) losses on sales of investments									(570)	(748)
OTTI gross impairment losses									424	334
Income from continuing operations before income taxes									(146)	(414)
Tax effect									53	139
Income from continuing operations									(93)	(275)
(Gain) loss reclassified from AOCI | Cash flow hedges
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes									409	876
Tax effect									(158)	(340)
Income from continuing operations									251	536
(Gain) loss reclassified from AOCI | Cash flow hedges | Interest rate
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes									260	700
(Gain) loss reclassified from AOCI | Cash flow hedges | Foreign exchange contracts
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes									149	176
(Gain) loss reclassified from AOCI | Pension liability adjustments
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Amortization of unrecognized prior service cost (benefit)									(40)	0
Amortization of unrecognized Net actuarial loss									243	271
Curtailment/settlement impact									76	44
Cumulative effect of change in accounting policy										(20)
Income from continuing operations before income taxes									279	295
Tax effect									(103)	(112)
Income from continuing operations									176	183
(Gain) loss reclassified from AOCI | Foreign currency translation adjustment
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations									$ 0	$ (205)